SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 28, 2019:
Allowance for possible losses on accounts receivable	$2,601	$39,481	$(37,642)	$4,440
Year Ended December 29, 2018:
Allowance for possible losses on accounts receivable	$2,424	$38,963	$(38,786)	$2,601
Year Ended December 30, 2017:
Allowance for possible losses on accounts receivable	$2,845	$28,102	$(28,523)	$2,424
*	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 20 years

Schedule of Disaggregation of revenue

(in thousands)	December 28,	December 29,
Market Classification	2019	2018	% Change
FOB Shipping Point Revenue	$4,348,757	$4,440,098	-2.1%
Construction Contract Revenue	143,426	125,651	14.1%
Total Gross Sales	4,492,183	4,565,749	-1.6%
Sales Allowances	(76,174)	(76,569)	-0.5%
Total Net Sales	$4,416,009	$4,489,180	-1.6%

Schedule of Percentage of Completion Account Balances

The following table presents the balances of percentage-of-completion accounts on December 28, 2019 and December 29, 2018 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	December 28,	December 29,
	2019	2018
Cost and Earnings in Excess of Billings	$4,690	$6,945
Billings in Excess of Cost and Earnings	6,622	3,245

Schedule of Computation of earnings per share

The computation of earnings per share (“EPS”) is as follows (in thousands), which incorporate the retroactive effect of the Company’s 3 for 1 stock split:

	December 28,	December 29,	December 30,
	2019	2018	2017
Numerator:
Net earnings attributable to controlling interest	$179,650	$148,598	$119,512
Adjustment for earnings allocated to non-vested restricted common stock	(4,496)	(3,396)	(2,225)
Net earnings for calculating EPS	$175,154	$145,202	$117,287
Denominator:
Weighted average shares outstanding	61,649	61,762	61,416
Adjustment for non-vested restricted common stock	(1,543)	(1,411)	(1,143)
Shares for calculating basic EPS	60,106	60,351	60,273
Effect of dilutive restricted common stock	24	82	90
Shares for calculating diluted EPS	60,130	60,433	60,363
Net earnings per share:
Basic	$2.91	$2.41	$1.95
Diluted	$2.91	$2.40	$1.94